Equity settled share-based transactions - RSUs activity (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in shares)	0
Granted (in shares)	3,537,409
Exercised (in shares)	(1,102,111)
Cancelled (in shares)	(75,031)
Exercisable (in share)	16,775
Outstanding at the end of the year (in shares)	2,360,267	0
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)	$ 0.01	$ 0.01
Rolled up from options (in dollars per share)		0.01
Granted (in dollars per share)		0.01
Exercised (in dollars per share)	0.01
Forfeited (in dollars per share)	0.01
Cancelled (in dollars per share)	0.01
Exercisable (in dollars per share)	0.01	0.01
Outstanding at the end of the year (in dollars per share)	$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares)	14,748,217
Rolled up from options (in shares) | shares		10,751,220
Granted (in shares)		3,996,997
Exercised (in shares)	(12,821,445)
Forfeited (in shares)	(168,894)
Cancelled (in shares)	(67,112)
Exercisable (in share)	14,571
Outstanding at the end of the year (in shares)	1,690,766	14,748,217
Restricted Share Units | PRE Prenetics2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in dollars per share)	$ 0
Granted (in dollars per share)	0.01
Exercised (in dollars per share)	0.01
Cancelled (in dollars per share)	0.01
Exercisable (in dollars per share)	0.01
Outstanding at the end of the year (in dollars per share)	$ 0.01	$ 0